Geographic Information - Revenue and Long-lived Assets by Selected Geographic Area Information (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	$ 799.3	$ 761.1	$ 770.2	$ 736.2	$ 754.3	$ 697.1	$ 732.8	$ 704.8	$ 3,066.8	$ 2,889.0	$ 2,913.5
Long-lived assets	985.9				999.3				985.9	999.3	827.4
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									1,483.2	1,373.0	1,361.6
Long-lived assets	602.6				604.7				602.6	604.7	463.8
International
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue									1,583.6	1,516.0	1,551.9
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	187.5				204.4				187.5	204.4	190.6
Other foreign countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-lived assets	$ 195.8				$ 190.2				$ 195.8	$ 190.2	$ 173.0